GUARANTOR SUBSIDIARIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule Of Guarantor Obligations, Balance Sheet

	As of September 30, 2013
(In thousands)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$—	$10	$79,591	$631,451	$—	$711,052
Accounts receivable, net of allowance	—	—	718,041	706,326	—	1,424,367
Intercompany receivables (1)	—	3,219,737	—	97,026	(3,316,763)	—
Prepaid expenses	—	3,889	40,042	141,762	—	185,693
Other current assets	—	24,948	69,784	304,044	(240,143)	158,633

Total Current Assets	—	3,248,584	907,458	1,880,609	(3,556,906)	2,479,745
Structures, net	—	—	—	1,778,064	—	1,778,064
Other property, plant and equipment, net	—	—	808,660	294,546	—	1,103,206
Indefinite-lived intangibles - licenses	—	—	2,423,953	—	—	2,423,953
Indefinite-lived intangibles - permits	—	—	—	1,070,135	—	1,070,135
Other intangibles, net	—	—	1,019,608	508,128	—	1,527,736
Goodwill	—	—	3,348,331	864,050	—	4,212,381
Intercompany notes receivable	—	962,000	—	—	(962,000)	—
Long-term intercompany receivable	—	—	—	944,628	(944,628)	—
Investment in subsidiaries	(8,783,548)	3,860,633	465,292	—	4,457,623	—
Other assets	—	108,884	52,689	784,140	(309,752)	635,961

Total Assets	$(8,783,548)	$8,180,101	$9,025,991	$8,124,300	$(1,315,663)	$15,231,181

Accounts payable	$—	$—	$47,356	$73,918	$—	$121,274
Accrued expenses	—	(142,612)	374,807	535,090	—	767,285
Intercompany payable (1)	—	—	3,316,763	—	(3,316,763)	—
Accrued interest	—	139,805	—	2,859	(10,550)	132,114
Deferred income	—	—	62,103	131,486	—	193,589
Other current liabilities	—	—	—	45,080	—	45,080
Current portion of long-term debt	—	427,047	—	6,411	—	433,458

Total Current Liabilities	—	424,240	3,801,029	794,844	(3,327,313)	1,692,800
Long-term debt	—	15,724,871	4,001	4,933,496	(684,591)	19,977,777
Long-term intercompany payable	—	944,628	—	—	(944,628)	—
Intercompany long-term debt	—	—	962,000	—	(962,000)	—
Deferred income taxes	—	(146,333)	946,953	671,838	1,411	1,473,869
Other long-term liabilities	—	16,241	190,161	251,085	—	457,487
Total member’s interest (deficit)	(8,783,548)	(8,783,546)	3,121,847	1,473,037	4,601,458	(8,370,752)

Total Liabilities and Member’s Equity (Deficit)	$(8,783,548)	$8,180,101	$9,025,991	$8,124,300	$(1,315,663)	$15,231,181

(1)	The intercompany payable balance includes approximately $7.3 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.

	As of December 31, 2012
(In thousands)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$—	$11	$333,768	$891,231	$—	$1,225,010
Accounts receivable, net of allowance	—	—	683,072	757,097	—	1,440,169
Intercompany receivables (1)	—	4,032,992	166,019	—	(4,199,011)	—
Prepaid expenses	—	2,397	33,190	152,052		187,639
Other current assets	—	36,446	64,894	248,325	(214,730)	134,935

Total Current Assets	—	4,071,846	1,280,943	2,048,705	(4,413,741)	2,987,753
Structures, net	—	—	—	1,890,693	—	1,890,693
Other property, plant and equipment, net	—	—	827,623	318,538	—	1,146,161
Indefinite-lived intangibles - licenses	—	—	2,423,979	—	—	2,423,979
Indefinite-lived intangibles - permits	—	—	—	1,070,720	—	1,070,720
Other intangibles, net	—	—	1,174,818	565,974	—	1,740,792
Goodwill	—	—	3,350,083	866,002	—	4,216,085
Intercompany notes receivable	—	962,000	—	—	(962,000)	—
Long-term intercompany receivable	—	—	—	729,157	(729,157)	—
Investment in subsidiaries	(8,518,574)	3,848,000	552,184	—	4,118,390	—
Other assets	—	115,188	333,607	848,431	(480,696)	816,530

Total Assets	$(8,518,574)	$8,997,034	$9,943,237	$8,338,220	$(2,467,204)	$16,292,713

Accounts payable	$—	$—	$37,436	$95,790	$—	$133,226
Accrued expenses	—	(104,972)	319,466	561,561	—	776,055
Intercompany payable (1)	—	—	4,032,992	166,019	(4,199,011)	—
Accrued interest	—	210,874	—	(113)	(30,189)	180,572
Deferred income	—	—	62,901	109,771	—	172,672
Other current liabilities	—	76,939	—	60,950	—	137,889
Current portion of long-term debt	—	372,321	—	9,407	—	381,728

Total Current Liabilities	$—	$555,162	$4,452,795	$1,003,385	$(4,229,200)	$1,782,142
Long-term debt	—	16,310,694	4,000	4,935,388	(884,713)	20,365,369
Long-term intercompany payable	—	729,157	—	—	(729,157)	—
Intercompany long-term debt	—	—	962,000	—	(962,000)	—
Deferred income taxes	—	(107,878)	1,089,659	705,935	2,160	1,689,876
Other long-term liabilities	—	28,473	182,142	239,902	—	450,517
Total member’s interest (deficit)	(8,518,574)	(8,518,574)	3,252,641	1,453,610	4,335,706	(7,995,191)

Total Liabilities and Member’s Equity (Deficit)	$(8,518,574)	$8,997,034	$9,943,237	$8,338,220	$(2,467,204)	$16,292,713

(1)	The intercompany payable balance includes approximately $7.3 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.

(In thousands)		December 31, 2012
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$-	$11	$333,768	$891,231	$-	$1,225,010
Accounts receivable, net of allowance	-	-	678,448	745,551	-	1,423,999
Intercompany receivables (1)	37,822	3,995,170	166,019	-	(4,199,011)	-
Prepaid expenses	2,397	-	33,190	142,003	-	177,590
Other current assets	-	36,446	69,518	275,974	(214,730)	167,208

Total Current Assets	40,219	4,031,627	1,280,943	2,054,759	(4,413,741)	2,993,807
Property, plant and equipment, net	-	-	827,623	2,209,231	-	3,036,854
Indefinite-lived intangibles - licenses	-	-	2,423,979	-	-	2,423,979
Indefinite-lived intangibles - permits	-	-	-	1,070,720	-	1,070,720
Definite-lived intangibles, net	-	-	1,174,818	565,974	-	1,740,792
Goodwill	-	-	3,350,083	866,002	-	4,216,085
Intercompany notes receivable	-	962,000	-	-	(962,000)	-
Long-term intercompany receivable	-	-	-	729,157	(729,157)	-
Investment in subsidiaries	(8,574,081)	3,848,000	552,184	-	4,173,897	-
Other assets	-	115,188	333,607	842,377	(480,696)	810,476

Total Assets	$(8,533,862)	$8,956,815	$9,943,237	$8,338,220	$(2,411,697)	$16,292,713

Accounts payable	$-	$-	$37,436	$98,882	$-	$136,318
Accrued expenses	(1,732)	(103,240)	319,466	558,469	-	772,963
Accrued interest	-	210,874	-	(113)	(30,189)	180,572
Intercompany payable (1)	-	-	4,032,992	166,019	(4,199,011)	-
Current portion of long-term debt	-	372,321	-	9,407	-	381,728
Deferred income	-	-	62,901	109,771	-	172,672
Other current liabilities	-	76,939	-	60,950	-	137,889

Total Current Liabilities	(1,732)	556,894	4,452,795	1,003,385	(4,229,200)	1,782,142

(In thousands)	December 31, 2012
	Party Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Elimination	Consolidated
Long-term debt	-	16,310,694	4,000	4,935,388	(884,713)	20,365,369
Long-term intercompany payable	-	729,157	-	-	(729,157)	-
Intercompany long-term debt	-	-	962,000	-	(962,000)	-
Deferred income taxes	(13,556)	(94,322)	1,089,659	705,935	2,160	1,689,876
Other long-term liabilities	-	28,473	182,142	239,902	-	450,517
Total member’s interest (deficit)	(8,518,574)	(8,574,081)	3,252,641	1,453,610	4,391,213	(7,995,191)

Total Liabilities and Member’s Equity	$(8,533,862)	$8,956,815	$9,943,237	$8,338,220	$(2,411,697)	$16,292,713

(1)	The intercompany payable balance includes approximately $7.3 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.

(In thousands)	December 31, 2011
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$-	$1	$461,572	$767,109	$-	$1,228,682
Accounts receivable, net of allowance	-	-	694,548	704,587	-	1,399,135
Intercompany receivables (1)	30,270	4,824,634	-	-	(4,854,904)	-
Prepaid expenses	2,251	-	25,944	133,122	-	161,317
Other current assets	-	46,018	81,620	144,573	(76,060)	196,151

Total Current Assets	32,521	4,870,653	1,263,684	1,749,391	(4,930,964)	2,985,285
Property, plant and equipment, net	-	-	815,245	2,248,082	-	3,063,327
Indefinite-lived intangibles - licenses	-	-	2,411,367	-	-	2,411,367
Indefinite-lived intangibles - permits	-	-	-	1,105,704	-	1,105,704
Other intangibles, net	-	-	1,389,935	627,825	-	2,017,760
Goodwill	-	-	3,325,771	860,947	-	4,186,718
Intercompany notes receivable	-	962,000	-	-	(962,000)	-
Long-term intercompany receivable	-	-	-	656,040	(656,040)	-
Investment in subsidiaries	(8,342,987)	5,234,229	2,844,451	-	264,307	-
Other assets	-	167,337	254,435	907,567	(557,461)	771,878

Total Assets	$(8,310,466)	$11,234,219	$12,304,888	$8,155,556	$(6,842,158)	$16,542,039

Accounts payable	$-	$-	$26,119	$95,456	$-	$121,575
Accrued expenses	(641)	(61,478)	266,249	531,022	-	735,152
Accrued interest	-	189,144	(1)	2,277	(31,059)	160,361
Intercompany payable (1)	-	-	4,743,944	110,960	(4,854,904)	-
Current portion of long-term debt	-	243,927	905	23,806	-	268,638
Deferred income	-	-	50,416	92,820	-	143,236

Total Current Liabilities	(641)	371,593	5,087,632	856,341	(4,885,963)	1,428,962
Long-term debt	-	18,305,183	3,321	2,522,103	(892,076)	19,938,531
Long-term intercompany payable	-	655,930	110	-	(656,040)	-
Intercompany long-term debt	-	-	962,000	-	(962,000)	-
Deferred income taxes	(13,845)	39,173	1,055,533	858,908	(1,170)	1,938,599
Other long-term liabilities	-	205,327	220,546	282,015	-	707,888
Total member’s interest (deficit)	(8,295,980)	(8,342,987)	4,975,746	3,636,189	555,091	(7,471,941)

Total Liabilities and Member’s Equity	$(8,310,466)	$11,234,219	$12,304,888	$8,155,556	$(6,842,158)	$16,542,039

(1)	The intercompany payable balance includes approximately $7.3 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.

Schedule Of Guarantor Obligations, Income Statement

	Three Months Ended September 30, 2013
(In thousands)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$—	$862,813	$729,887	$(5,178)	$1,587,522
Operating expenses:
Direct operating expenses	—	—	227,057	398,591	(1,776)	623,872
Selling, general and administrative expenses	—	—	302,033	134,964	(3,402)	433,595
Corporate expenses	—	2,609	59,876	29,719	—	92,204
Depreciation and amortization	—	—	78,627	98,703	—	177,330
Other operating income (expense), net	—	—	(418)	6,604	—	6,186

Operating income (loss)	—	(2,609)	194,802	74,514	—	266,707
Interest expense, net	—	377,789	13,125	39,804	7,686	438,404
Gain (loss) on marketable securities	—	—	49	(18)	—	31
Equity in earnings (loss) of nonconsolidated affiliates	(94,169)	130,633	7,210	4,030	(43,721)	3,983
Other income (expense), net	—	(156)	440	1,425	—	1,709

Income (loss) before income taxes	(94,169)	(249,921)	189,376	40,147	(51,407)	(165,974)
Income tax benefit (expense)	—	155,752	(77,584)	(4,366)	—	73,802

Consolidated net income (loss)	(94,169)	(94,169)	111,792	35,781	(51,407)	(92,172)
Less amount attributable to noncontrolling interest	—	—	1,911	7,772	—	9,683

Net income (loss) attributable to the Company	$(94,169)	$(94,169)	$109,881	$28,009	$(51,407)	$(101,855)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	(3,985)	44,487	—	40,502
Unrealized gain on securities and derivatives:
Unrealized holding gain on marketable securities	—	—	—	710	(697)	13
Unrealized holding gain on cash flow derivatives	—	17,114	—	—	—	17,114
Reclassification adjustment for realized gains on securities included in net income (loss)	—	—	(1)	(1,432)	—	(1,433)
Equity in subsidiary comprehensive income	47,724	30,610	37,724	—	(116,058)	—

Comprehensive income (loss)	(46,445)	(46,445)	143,619	71,774	(168,162)	(45,659)
Less amount attributable to noncontrolling interest	—	—	3,128	6,041	—	9,169

Comprehensive income (loss) attributable to the Company	$(46,445)	$(46,445)	$140,491	$65,733	$(168,162)	$(54,828)

	Three Months Ended September 30, 2012
(In thousands)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$—	$853,665	$737,693	$(4,027)	$1,587,331
Operating expenses:
Direct operating expenses	—	—	226,224	393,337	(2,340)	617,221
Selling, general and administrative expenses	—	—	285,715	140,022	(1,687)	424,050
Corporate expenses	—	2,661	42,440	28,820	—	73,921
Depreciation and amortization	—	—	81,650	100,700	—	182,350
Other operating income (expense), net	—	—	(279)	42,397	—	42,118

Operating income (loss)	—	(2,661)	217,357	117,211	—	331,907
Interest expense, net	—	319,407	5,845	43,158	19,800	388,210
Equity in earnings (loss) of nonconsolidated affiliates	(30,761)	171,077	17,166	3,702	(157,521)	3,663
Other income (expense), net	—	—	1,745	(921)	—	824

Income (loss) before income taxes	(30,761)	(150,991)	230,423	76,834	(177,321)	(51,816)
Income tax benefit (expense)	—	120,230	(81,474)	(25,524)	—	13,232

Consolidated net income (loss)	(30,761)	(30,761)	148,949	51,310	(177,321)	(38,584)
Less amount attributable to noncontrolling interest	—	—	4,436	7,541	—	11,977

Net income (loss) attributable to the Company	$(30,761)	$(30,761)	$144,513	$43,769	$(177,321)	$(50,561)
Other comprehensive income, net of tax:
Foreign currency translation adjustments	—	—	(257)	21,476	—	21,219
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	—	—	17,755	(1,376)	289	16,668
Unrealized holding gain on cash flow derivatives	—	11,808	—	—	—	11,808
Other adjustments to comprehensive income (loss)	—	—	—	(688)	—	(688)
Equity in subsidiary comprehensive income	45,758	33,950	18,228	—	(97,936)	—

Comprehensive income	14,997	14,997	180,239	63,181	(274,968)	(1,554)
Less amount attributable to noncontrolling interest	—	—	1,776	1,184	—	2,960

Comprehensive income attributable to the Company	$14,997	$14,997	$178,463	$61,997	$(274,968)	$(4,514)

	Nine Months Ended September 30, 2013
(In thousands)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$—	$2,401,245	$2,160,620	$(13,188)	$4,548,677
Operating expenses:
Direct operating expenses	—	—	656,234	1,188,887	(5,000)	1,840,121
Selling, general and administrative expenses	—	—	850,970	414,442	(8,188)	1,257,224
Corporate expenses	—	8,126	153,963	91,435	—	253,524
Depreciation and amortization	—	—	241,904	297,342	—	539,246
Other operating income (expense), net	—	—	(2,710)	12,404	—	9,694

Operating income (loss)	—	(8,126)	495,464	180,918	—	668,256
Interest expense, net	—	1,039,587	26,798	132,068	32,984	1,231,437
Gain (loss) on marketable securities	—	—	170,182	(18)	(39,235)	130,929
Equity in earnings (loss) of nonconsolidated affiliates	(225,437)	430,607	(51,315)	13,878	(154,138)	13,595
Loss on extinguishment of debt	—	(3,888)	—	—	—	(3,888)
Other income (expense), net	—	(18,060)	644	27	—	(17,389)

Income (loss) before income taxes	(225,437)	(639,054)	588,177	62,737	(226,357)	(439,934)
Income tax benefit (expense)	—	413,617	(216,801)	(38,166)	—	158,650

Consolidated net income (loss)	(225,437)	(225,437)	371,376	24,571	(226,357)	(281,284)
Less amount attributable to noncontrolling interest	—	—	(1,351)	17,723	—	16,372

Net income (loss) attributable to the Company	$(225,437)	$(225,437)	$372,727	$6,848	$(226,357)	$(297,656)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	11,875	(40,401)	—	(28,526)
Unrealized gain on securities and derivatives:
Unrealized holding gain on marketable securities	—	—	15,390	1,491	(1,262)	15,619
Unrealized holding gain on cash flow derivatives	—	48,180	—	—	—	48,180
Other adjustments to comprehensive income (loss)	—	—	—	(998)	—	(998)
Reclassification adjustment for realized gains on securities included in net income (loss)	—	—	(82,321)	(1,432)	—	(83,753)
Equity in subsidiary comprehensive loss	(45,808)	(93,988)	(40,551)	—	180,347	—

Comprehensive income (loss)	(271,245)	(271,245)	277,120	(34,492)	(47,272)	(347,134)
Less amount attributable to noncontrolling interest	—	—	(1,619)	(789)	—	(2,408)

Comprehensive income (loss) attributable to the Company	$(271,245)	$(271,245)	$278,739	$(33,703)	$(47,272)	$(344,726)

	Nine Months Ended September 30, 2012
(In thousands)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$—	$2,398,690	$2,163,928	$(12,070)	$4,550,548
Operating expenses:
Direct operating expenses	—	—	637,823	1,195,141	(6,047)	1,826,917
Selling, general and administrative expenses	—	—	827,925	431,388	(6,023)	1,253,290
Corporate expenses	—	8,130	124,268	86,223	—	218,621
Depreciation and amortization	—	—	246,165	293,390	—	539,555
Other operating income (expense), net	—	—	(1,987)	49,146	—	47,159

Operating income (loss)	—	(8,130)	560,522	206,932	—	759,324
Interest expense, net	—	975,090	17,566	99,887	55,550	1,148,093
Equity in earnings (loss) of nonconsolidated affiliates	(168,213)	440,803	(30,015)	12,332	(242,993)	11,914
Loss on extinguishment of debt	—	(15,167)	—	—	—	(15,167)
Other income, net	—	—	1,931	5,842	(9,452)	(1,679)

Income (loss) before income taxes	(168,213)	(557,584)	514,872	125,219	(307,995)	(393,701)
Income tax benefit (expense)	—	389,371	(154,024)	(56,054)	—	179,293

Consolidated net income (loss)	(168,213)	(168,213)	360,848	69,165	(307,995)	(214,408)
Less amount attributable to noncontrolling interest	—	—	3,821	14,986	—	18,807

Net income (loss) attributable to the Company	$(168,213)	$(168,213)	$357,027	$54,179	$(307,995)	$(233,215)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	(724)	18,652	—	17,928
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	—	—	18,476	(7,743)	6,666	17,399
Unrealized holding gain on cash flow derivatives	—	36,322	—	—	—	36,322
Other adjustments to comprehensive income (loss)	2	(2)	—	(534)	—	(534)
Equity in subsidiary comprehensive income	63,570	27,250	10,926	—	(101,746)	—

Comprehensive income (loss)	(104,641)	(104,643)	385,705	64,554	(403,075)	(162,100)
Less amount attributable to noncontrolling interest	—	—	1,428	(551)	—	877

Comprehensive income (loss) attributable to the Company	$(104,641)	$(104,643)	$384,277	$65,105	$(403,075)	$(162,977)

(In thousands)	Year Ended December 31, 2012
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$3,288,779	$2,974,108	$(16,003)	$6,246,884
Operating expenses:
Direct operating expenses	-	-	883,190	1,621,341	(7,981)	2,496,550
Selling, general and administrative expenses	-	-	1,090,006	591,463	(8,022)	1,673,447
Corporate expenses	10,829	-	171,771	105,428	-	288,028
Depreciation and amortization	-	-	328,633	400,652	-	729,285
Impairment charge	-	-	-	37,651	-	37,651
Other operating income (expense) – net	-	-	(2,825)	50,952	-	48,127

Operating income (loss)	(10,829)	-	812,354	268,525	-	1,070,050
Interest (income) expense – net	-	1,307,703	23,143	139,824	78,353	1,549,023
Loss on marketable securities	-	(1)	(2,001)	(2,578)	-	(4,580)
Equity in earnings (loss) of nonconsolidated affiliates	(329,817)	492,819	(174,774)	19,464	10,865	18,557
Loss on debt extinguishment	-	(33,652)	-	(221,071)	-	(254,723)
Other income (expense) – net	-	(1)	3,960	5,743	(9,452)	250

Income (loss) before income taxes	(340,646)	(848,538)	616,396	(69,741)	(76,940)	(719,469)
Income tax benefit (expense)	3,972	518,721	(246,380)	31,966	-	308,279

Consolidated net income (loss)	(336,674)	(329,817)	370,016	(37,775)	(76,940)	(411,190)
Less amount attributable to noncontrolling interest	-	-	(10,613)	23,902	-	13,289

Net income (loss) attributable to the Company	$(336,674)	$(329,817)	$380,629	$(61,677)	$(76,940)	$(424,479)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	(399)	40,641	-	40,242
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	-	-	25,676	(8,151)	5,578	23,103
Unrealized holding loss on cash flow derivatives	-	52,112	-	-	-	52,112
Reclassification adjustment	2	(2)	-	3,180	-	3,180
Equity in subsidiary comprehensive income (loss)	107,179	55,069	33,967	-	(196,215)	-

Comprehensive income (loss)	(229,493)	(222,638)	439,873	(26,007)	(267,577)	(305,842)
Less amount attributable to noncontrolling interest	-	-	4,175	1,703	-	5,878

Comprehensive income (loss) attributable to the Company	$(229,493)	$(222,638)	$435,698	$(27,710)	$(267,577)	$(311,720)

(In thousands)	Year Ended December 31, 2011
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$3,121,308	$3,059,676	$(19,632)	$6,161,352
Operating expenses:
Direct operating expenses	-	-	849,834	1,660,786	(6,584)	2,504,036
Selling, general and administrative expenses	-	-	1,062,726	567,580	(13,048)	1,617,258
Corporate expenses	10,878	-	125,964	90,254	-	227,096
Depreciation and amortization	-	-	327,240	436,066	-	763,306
Impairment charges	-	-	-	7,614	-	7,614
Other operating income – net	-	-	4,091	8,591	-	12,682

Operating income (loss)	(10,878)	-	759,635	305,967	-	1,054,724
Interest expense – net	13	1,360,995	2,370	27,321	75,547	1,466,246
Loss on marketable securities	-	-	-	(4,827)	-	(4,827)
Equity in earnings (loss) of nonconsolidated affiliates	(223,915)	629,915	54,407	26,987	(460,436)	26,958
Loss on debt extinguishment	-	(5,721)	(1)	-	4,275	(1,447)
Other income (expense) – net	(1)	1	590	(3,759)	-	(3,169)

Income (loss) before income taxes	(234,807)	(736,800)	812,261	297,047	(531,708)	(394,007)
Income tax benefit (expense)	3,985	512,885	(274,930)	(115,962)	-	125,978

Consolidated net income (loss)	(230,822)	(223,915)	537,331	181,085	(531,708)	(268,029)
Less amount attributable to noncontrolling interest	-	-	13,792	20,273	-	34,065

Net income (loss) attributable to the Company	$ (230,822)	$ (223,915)	$523,539	$160,812	$(531,708)	$(302,094)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	1,267	(30,914)	-	(29,647)
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	-	-	4,610	(2,874)	(1,960)	(224)
Unrealized holding loss on cash flow derivatives	-	33,775	-	-	-	33,775
Reclassification adjustment	-	-	-	3,787	-	3,787
Equity in subsidiary comprehensive income (loss)	5,518	(28,257)	(38,702)	-	61,441	-

Comprehensive income (loss)	(225,304)	(218,397)	490,714	130,811	(472,227)	(294,403)
Less amount attributable to noncontrolling interest	-	-	(4,594)	8,918	-	4,324

Comprehensive income (loss) attributable to the Company	$ (225,304)	$ (218,397)	$495,308	$121,893	$(472,227)	$(298,727)

(In thousands)	Year Ended December 31, 2010
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$3,044,866	$2,824,400	$(3,581)	$5,865,685
Operating expenses:
Direct operating expenses	-	-	818,001	1,564,515	(869)	2,381,647
Selling, general and administrative expenses	-	-	1,060,262	512,662	(2,712)	1,570,212
Corporate expenses	12,274	28	164,144	107,596	-	284,042
Depreciation and amortization	-	-	317,761	415,108	-	732,869
Impairment charges	-	-	3,871	11,493	-	15,364
Other operating income – net	-	-	7,043	(23,753)	-	(16,710)

Operating income (loss)	(12,274)	(28)	687,870	189,273	-	864,841
Interest expense – net	17	1,415,932	379	40,198	76,815	1,533,341
Loss on marketable securities	-	-	-	(6,490)	-	(6,490)
Equity in earnings (loss) of nonconsolidated affiliates	(454,779)	428,976	(80,040)	5,749	105,796	5,702
Loss on debt extinguishment	-	-	-	-	60,289	60,289
Other income (expense) – net	(1)	(1)	(2,496)	(11,336)	-	(13,834)

Income (loss) before income taxes	(467,071)	(986,985)	604,955	136,998	89,270	(622,833)
Income tax benefit (expense)	4,508	532,206	(283,171)	(93,563)	-	159,980

Consolidated net income (loss)	(462,563)	(454,779)	321,784	43,435	89,270	(462,853)
Less amount attributable to noncontrolling interest	-	-	5,130	11,106	-	16,236

Net income (loss) attributable to the Company	$(462,563)	$(454,779)	$316,654	$32,329	$89,270	$(479,089)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	(903)	27,204	-	26,301
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	-	-	24,996	(7,809)	-	17,187
Unrealized holding loss on cash flow derivatives	-	15,112	-	-	-	15,112
Reclassification adjustment	-	-	-	14,750	-	14,750
Equity in subsidiary comprehensive income (loss)	64,493	49,381	26,528	-	(140,402)	-

Comprehensive income (loss)	(398,070)	(390,286)	367,275	66,474	(51,132)	(405,739)
Less amount attributable to noncontrolling interest	-	-	1,240	7,617	-	8,857

Comprehensive income (loss) attributable to the Company	$(398,070)	$(390,286)	$366,035	$58,857	$(51,132)	$(414,596)

Schedule Of Guarantor Obligations, Cash Flow

	Nine Months Ended September 30, 2013
(In thousands)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(225,437)	$(225,437)	$371,376	$24,571	$(226,357)	$(281,284)
Reconciling items:
Depreciation and amortization	—	—	241,904	297,342	—	539,246
Deferred taxes	—	(67,214)	(94,804)	(33,338)	—	(195,356)
Provision for doubtful accounts	—	—	10,172	3,538	—	13,710
Amortization of deferred financing charges and note discounts, net	—	106,150	(3,622)	(42,254)	32,984	93,258
Share-based compensation	—	—	8,446	5,647	—	14,093
(Gain) loss on disposal of operating assets	—	—	2,710	(12,404)	—	(9,694)
(Gain) loss on marketable securities	—	—	(170,182)	18	39,235	(130,929)
Equity in (earnings) loss of nonconsolidated affiliates	225,437	(430,607)	51,315	(13,878)	154,138	(13,595)
Loss on extinguishment of debt	—	3,888	—	—	—	3,888
Other reconciling items, net	—	1	(152)	18,742	—	18,591
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	—	—	(45,500)	49,205	—	3,705
Increase in deferred income	—	—	6,469	21,707	—	28,176
Increase (decrease) in accrued expenses	—	(37,640)	50,331	(28,005)	—	(15,314)
Increase (decrease) in accounts payable	—	—	9,921	(22,049)	—	(12,128)
Increase (decrease) in accrued interest	—	(68,401)	37,546	2,981	(18,842)	(46,716)
Changes in other operating assets and liabilities	—	(14,407)	(33,450)	18,207	18,842	(10,808)

Net cash provided by (used for) operating activities	—	(733,667)	442,480	290,030	—	(1,157)

Cash flows from investing activities:
Purchases of property, plant and equipment	—	—	(82,677)	(114,583)	—	(197,260)
Acquisition of operating assets	—	—	(1,745)	(842)	—	(2,587)
Proceeds from sale of investment securities	—	—	75	355,073	(219,577)	135,571
Proceeds from disposal of assets	—	—	22,318	17,479	—	39,797
Dividends from subsidiaries	(393)	329,867	—	—	(329,474)	—
Change in other, net	—	—	(1,236)	(2,271)	—	(3,507)

Net cash provided by (used for) investing activities	(393)	329,867	(63,265)	254,856	(549,051)	(27,986)

Cash flows from financing activities:
Draws on credit facilities	—	269,500	—	2,752	—	272,252
Payments on credit facilities	—	(22,500)	—	(1,344)	—	(23,844)
Intercompany funding	—	1,028,726	(549,015)	(479,711)	—	—
Proceeds from long-term debt	—	575,000	—	51	—	575,051
Payments on long-term debt	—	(1,437,435)	—	(5,478)	219,577	(1,223,336)
Payments to repurchase noncontrolling interests	—	—	—	(61,143)	—	(61,143)
Dividends and other payments to noncontrolling interests	—	—	(84,377)	(259,352)	329,867	(13,862)
Deferred financing charges	—	(9,885)	—	(337)	—	(10,222)
Change in other, net	393	393	—	1,610	(393)	2,003

Net cash provided by (used for) financing activities	393	403,799	(633,392)	(802,952)	549,051	(483,101)

Effect of exchange rate changes on cash	—	—	—	(1,714)	—	(1,714)

Net decrease in cash and cash equivalents	—	(1)	(254,177)	(259,780)	—	(513,958)
Cash and cash equivalents at beginning of period	—	11	333,768	891,231	—	1,225,010

Cash and cash equivalents at end of period	$—	$10	$79,591	$631,451	$—	$711,052

	Nine Months Ended September 30, 2012
(In thousands)	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(168,213)	$(168,213)	$360,848	$69,165	$(307,995)	$(214,408)
Reconciling items:
Depreciation and amortization	—	—	246,165	293,390	—	539,555
Deferred taxes	—	(136,099)	13,989	(35,852)	—	(157,962)
Provision for doubtful accounts	—	—	6,209	4,800	—	11,009
Amortization of deferred financing charges and note discounts, net	—	147,096	(4,507)	(73,877)	55,550	124,262
Share-based compensation	—	—	11,074	9,016	—	20,090
(Gain) loss on disposal of operating assets	—	—	1,987	(49,146)	—	(47,159)
Equity in (earnings) loss of non consolidated affiliates	168,213	(440,803)	30,015	(12,332)	242,993	(11,914)
Loss on extinguishment of debt	—	15,167	—	—	—	15,167
Other reconciling items, net	—	—	1,196	17,224	—	18,420
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	—	—	(24,839)	36	—	(24,803)
Increase in deferred income	—	—	12,209	25,736	—	37,945
Increase (decrease) in accrued expenses	—	(42,224)	43,989	(13,066)	—	(11,301)
Increase (decrease) in accounts payable	—	—	8,978	(7,417)	—	1,561
Increase (decrease) in accrued interest	—	(103,117)	5,393	88	14,456	(83,180)
Changes in other operating assets and liabilities	—	(19,519)	(52,408)	23,779	(14,456)	(62,604)

Net cash provided by (used for) operating activities	—	(747,712)	660,298	251,544	(9,452)	154,678

Cash flows from investing activities:
Purchases of property, plant and equipment	—	—	(72,542)	(187,939)	—	(260,481)
Acquisition of other operating assets	—	—	(24,340)	(9,398)	—	(33,738)
Proceeds from disposal of assets	—	—	4,868	54,047	—	58,915
Dividends from subsidiaries	—	1,925,661	1,916,209	—	(3,841,870)	—
Change in other, net	—	—	(6,057)	45,681	(49,456)	(9,832)

Net cash provided by (used for) investing activities	—	1,925,661	1,818,138	(97,609)	(3,891,326)	(245,136)

Cash flows from financing activities:
Draws on credit facilities	—	602,500	—	2,063	—	604,563
Payments on credit facilities	—	(1,918,051)	—	(1,922)	—	(1,919,973)
Intercompany funding	—	617,944	(591,649)	(26,295)	—	—
Proceeds from long-term debt	—	—	—	2,200,000	—	2,200,000
Payments on long-term debt	—	(480,342)	(928)	(7,301)	50,149	(438,422)
Payments to repurchase noncontrolling interests	—	—	—	(7,040)	—	(7,040)
Dividends and other payments to noncontrolling interests	—	—	(1,916,207)	(2,182,879)	3,851,322	(247,764)
Deferred financing charges	—	—	—	(40,002)	—	(40,002)
Change in other, net	—	—	4	6,253	(693)	5,564

Net cash used for financing activities	—	(1,177,949)	(2,508,780)	(57,123)	3,900,778	156,926

Effect of exchange rate changes on cash	—	—	—	1,493	—	1,493

Net increase (decrease) in cash and cash equivalents	—	—	(30,344)	98,305	—	67,961
Cash and cash equivalents at beginning of period	—	1	461,572	767,109	—	1,228,682

Cash and cash equivalents at end of period	$—	$1	$431,228	$865,414	$—	$1,296,643

(In thousands)	Year Ended December 31, 2012
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(336,674)	$(329,817)	$370,016	$(37,775)	$(76,940)	$(411,190)
Reconciling items:
Impairment charges	-	-	-	37,651	-	37,651
Depreciation and amortization	-	-	328,633	400,652	-	729,285
Deferred taxes	289	(164,738)	20,143	(160,305)	-	(304,611)
Provision for doubtful accounts	-	-	4,459	7,256	-	11,715
Amortization of deferred financing charges and note discounts, net	-	196,549	(7,534)	(103,271)	78,353	164,097
Share-based compensation	-	-	17,951	10,589	-	28,540
Gain (loss) on disposal of operating assets	-	-	2,825	(50,952)	-	(48,127)
Loss on marketable securities	-	1	2,001	2,578	-	4,580
Equity in (earnings) loss of nonconsolidated affiliates	329,817	(492,819)	174,774	(19,464)	(10,865)	(18,557)
Loss on extinguishment of debt	-	33,652	-	221,071	-	254,723
Other reconciling items – net	-	-	(7,623)	25,423	-	17,800
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	-	-	12,256	(46,494)	-	(34,238)
Increase in accrued expenses	-	-	9,432	25,442	-	34,874
Increase (decrease) in accounts payable and other liabilities	-	(17,783)	(25,854)	24,589	-	(19,048)
Increase (decrease) in accrued interest	-	21,731	-	(2,377)	869	20,223
Increase in deferred income	-	-	9,521	23,961	-	33,482
Changes in other operating assets and liabilities	(1,237)	(41,762)	20,915	10,452	(869)	(12,501)

Net cash provided by (used for) operating activities	(7,805)	(794,986)	931,915	369,026	(9,452)	488,698

Cash flows from investing activities:
Proceeds from maturity of Clear Channel notes	-	-	-	50,149	(50,149)	-
Purchases of businesses	-	-	(45,395)	(4,721)	-	(50,116)
Purchases of property, plant and equipment	-	-	(114,023)	(276,257)	-	(390,280)
Proceeds from disposal of assets	-	-	3,223	56,442	-	59,665
Purchases of other operating assets	-	-	(9,107)	(5,719)	-	(14,826)
Change in other – net	-	1,925,661	1,918,909	(4,857)	(3,841,177)	(1,464)

Net cash provided by (used for) investing activities	-	1,925,661	1,753,607	(184,963)	(3,891,326)	(397,021)

Cash flows from financing activities:
Draws on credit facilities	-	602,500	-	2,063	-	604,563
Payments on credit facilities	-	(1,928,051)	-	(3,368)	-	(1,931,419)
Intercompany funding	10,401	903,857	(896,192)	(18,066)	-	-
Proceeds from long-term debt	-	-	-	4,917,643	-	4,917,643
Payments on long-term debt	-	(695,342)	(927)	(2,700,786)	50,149	(3,346,906)
Dividends paid	-	-	(1,916,207)	(2,179,849)	3,851,322	(244,734)
Deferred financing charges	-	(13,629)	-	(69,988)	-	(83,617)
Change in other – net	(2,596)	-	-	(7,590)	(693)	(10,879)

Net cash provided by (used for) financing activities	7,805	(1,130,665)	(2,813,326)	(59,941)	3,900,778	(95,349)

Net increase (decrease) in cash and cash equivalents	-	10	(127,804)	124,122	-	(3,672)
Cash and cash equivalents at beginning of period	-	1	461,572	767,109	-	1,228,682

Cash and cash equivalents at end of period	$-	$11	$333,768	$891,231	$-	$1,225,010

(In thousands)	Year Ended December 31, 2011
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(230,822)	$(223,915)	$537,331	$181,085	$(531,708)	$(268,029)
Reconciling items:
Impairment charges	-	-	-	7,614	-	7,614
Depreciation and amortization	-	-	327,240	436,066	-	763,306
Deferred taxes	(1,180)	(249,392)	109,795	(3,167)	-	(143,944)
Provision for doubtful accounts	-	-	7,604	6,119	-	13,723
Amortization of deferred financing charges and note discounts, net	-	222,908	(6,144)	(104,277)	75,547	188,034
Share-based compensation	-	-	9,754	10,913	-	20,667
Gain on disposal of operating assets	-	-	(4,091)	(8,591)	-	(12,682)
Loss on marketable securities	-	-	-	4,827	-	4,827
Equity in (earnings) loss of nonconsolidated affiliates	223,915	(629,915)	(54,407)	(26,987)	460,436	(26,958)
(Gain) loss on extinguishment of debt	-	5,721	1	-	(4,275)	1,447
Other reconciling items – net	-	-	1,083	15,037	-	16,120
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	-	-	(13,090)	5,255	-	(7,835)
Decrease in accrued expenses	-	(4,341)	(93,854)	(29,047)	-	(127,242)
Increase (decrease) in accounts payable and other liabilities	-	-	(52,995)	37,864	-	(15,131)
Increase in accrued interest	-	16,866	20,813	1,127	364	39,170
Decrease in deferred income	-	-	(427)	(10,349)	-	(10,776)
Changes in other operating assets and liabilities	(125)	26,946	(78,254)	(16,556)	(364)	(68,353)

Net cash provided by (used for) operating activities	(8,212)	(835,122)	710,359	506,933	-	373,958

Cash flows from investing activities:
Proceeds from maturity of Clear Channel notes	-	-	-	167,022	(167,022)	-
Proceeds from sale of other investments	-	-	(700)	7,594	-	6,894
Purchases of businesses	-	-	(207)	(46,149)	-	(46,356)
Purchases of property, plant and equipment	-	-	(69,650)	(292,631)	-	(362,281)
Proceeds from disposal of assets	-	-	41,387	12,883	-	54,270
Purchases of other operating assets	-	-	(6,201)	(14,794)	-	(20,995)
Investment in Clear Channel notes	-	-	-	(55,250)	55,250	-
Change in other – net	-	-	69	(16,761)	17,074	382

Net cash provided by (used for) investing activities	-	-	(35,302)	(238,086)	(94,698)	(368,086)

Cash flows from financing activities:
Draws on credit facilities	-	55,000	-	-	-	55,000
Payments on credit facilities	-	(956,181)	-	(4,151)	-	(960,332)
Intercompany funding	8,518	1,486,401	(1,414,366)	(80,553)	-	-
Proceeds from long-term debt	-	1,724,650	1,604	5,012	-	1,731,266
Payments on long-term debt	-	(1,428,051)	(22,155)	(115,115)	167,022	(1,398,299)
Repurchase of long-term debt	-	-	-	-	(55,250)	(55,250)
Deferred financing charges	-	(46,697)	38	-	-	(46,659)
Change in other – net	(306)	-	1,032	(7,494)	(17,074)	(23,842)

Net cash provided by (used for) financing activities	8,212	835,122	(1,433,847)	(202,301)	94,698	(698,116)

Net increase (decrease) in cash and cash equivalents	-	-	(758,790)	66,546	-	(692,244)
Cash and cash equivalents at beginning of period	-	1	1,220,362	700,563	-	1,920,926

Cash and cash equivalents at end of period	$-	$1	$461,572	$767,109	$-	$1,228,682

(In thousands)	Year Ended December 31, 2010
	Parent Company	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(462,563)	$(454,779)	$321,784	$43,435	$89,270	$(462,853)
Reconciling items:
Impairment charges	-	-	3,871	11,493	-	15,364
Depreciation and amortization	-	-	317,761	415,108	-	732,869
Deferred taxes	(1,445)	(250,630)	56,272	(15,377)	-	(211,180)
Provision for doubtful accounts	-	-	14,312	8,806	-	23,118
Amortization of deferred financing charges and note discounts, net	-	251,590	(3,908)	(109,547)	76,815	214,950
Share-based compensation	-	-	22,200	12,046	-	34,246
(Gain) loss on sale of operating assets	-	-	(7,043)	23,753	-	16,710
Loss on marketable securities	-	-	-	6,490	-	6,490
Equity in (earnings) loss of nonconsolidated Affiliates	454,779	(428,976)	80,040	(5,749)	(105,796)	(5,702)
Loss on extinguishment of debt	-	-	-	-	(60,289)	(60,289)
Other reconciling items - net	-	-	(149)	26,239	-	26,090
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Increase in accounts receivable	-	-	(73,082)	(46,778)	-	(119,860)
(Increase) decrease in Federal income taxes receivable	4,187	382,024	(304,098)	50,196	-	132,309
Increase in accrued expenses	-	-	71,525	45,907	-	117,432
Increase (decrease) in accounts payable and other liabilities	-	-	(11,740)	4,816	-	(6,924)
Increase (decrease) in accrued interest	-	131,055	-	243	(44,245)	87,053
Increase (decrease) in deferred income	-	-	8,024	(7,228)	-	796
Changes in other operating assets and liabilities	(547)	(79,835)	34,229	43,662	44,245	41,754

Net cash provided by (used for) operating activities	(5,589)	(449,551)	529,998	507,515	-	582,373

Cash flows from investing activities:
Investment in Clear Channel notes	-	-	(125,000)	-	125,000	-
Proceeds from maturity of Clear Channel notes	-	-	-	10,025	(10,025)	-
Proceeds from other investments	-	-	-	18,700	(17,500)	1,200
Purchases of property, plant and equipment	-	-	(45,868)	(195,596)	-	(241,464)
Proceeds from disposal of assets	-	-	20,884	7,753	-	28,637
Purchases of other operating assets	-	-	(14,269)	(1,841)	-	(16,110)
Change in other - net	-	-	35,325	(12,335)	(35,450)	(12,460)

Net cash provided by (used for) investing activities	-	-	(128,928)	(173,294)	62,025	(240,197)

Cash flows from financing activities:
Draws on credit facilities	-	194,000	-	4,670	-	198,670
Payments on credit facilities	-	(105,500)	-	(47,095)	-	(152,595)
Intercompany funding	2,975	605,939	(439,697)	(169,217)	-	-
Proceeds from long-term debt	-	138,795	-	6,844	-	145,639
Payments on long-term debt	-	(383,682)	(4)	(13,211)	27,525	(369,372)
Repurchases of long-term debt	-	-	-	-	(125,000)	(125,000)
Change in other - net	2,614	-	-	(40,650)	35,450	(2,586)

Net cash provided by (used for) financing activities	5,589	449,552	(439,701)	(258,659)	(62,025)	(305,244)

Net increase (decrease) in cash and cash equivalents	-	1	(38,631)	75,562	-	36,932
Cash and cash equivalents at beginning of period	-	-	1,258,993	625,001	-	1,883,994

Cash and cash equivalents at end of period	$-	$1	$1,220,362	$700,563	$-	$1,920,926